As filed with the Securities and Exchange Commission on May 12, 2020
Securities Act File No. 33-16245
Investment Company Act File No. 811-05276

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __
Post-Effective Amendment No. 61
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Post-Effective Amendment No. 61
(Check appropriate box or boxes)

Value Line Funds Variable Trust
(formerly, Value Line Strategic Asset Management Trust)
(Exact Name of Registrant as Specified in Charter)
7 Times Square, 16th Floor
New York, NY 10036-6524
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (212) 907-1900
Mitchell E. Appel
Value Line Funds
7 Times Square, 16th Floor
New York, New York 10036-6524
(Name and Address of Agent for Service)
It is proposed that this filing will become effective:
☒ Immediately upon filing pursuant to paragraph (b)
☐ On (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 12th day of May, 2020.
VALUE LINE FUNDS VARIABLE TRUST
By:	/s/ Mitchell E. Appel Mitchell E. Appel, Trustee, President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
Joyce E. Heinzerling*	Trustee	May 12, 2020
(Joyce E. Heinzerling)
James E. Hillman**	Trustee	May 12, 2020
(James E. Hillman)
Paul Craig Roberts*	Trustee	May 12, 2020
(Paul Craig Roberts)
Nancy-Beth Sheerr*	Trustee	May 12, 2020
(Nancy-Beth Sheerr)
/s/ Mitchell E. Appel (Mitchell E. Appel)	Trustee; President and Chief Executive Officer (Principal Executive Officer)	May 12, 2020
/s/ Christopher W. Roleke (Christopher W. Roleke)	Treasurer; Principal Financial and Accounting Officer	May 12, 2020
*By:	/s/ Mitchell E. Appel (Mitchell E. Appel, attorney-in-fact)

*
Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 34, filed September 19, 2014, and incorporated herein by reference.

**
Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 38, filed April 30, 2015, and incorporated herein by reference.